Impairment of non-current assets - Cash Generating Units (Details) - Refining and Petrochemical segment - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 1,096,021	$ (305,466)	$ (781,528)
Refineria de Cartagena
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	1,096,024	34,650	(440,525)
Refineria de Cartagena | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	31,750,957	26,808,008	24,041,174
Refineria de Cartagena | Recoverable amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	32,846,981	26,842,658	23,600,649
Invercolsa S.A.
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(3)	(97)	(3)
Invercolsa S.A. | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	276	292	276
Invercolsa S.A. | Recoverable amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 273	195	273
Refineria de Barrancabermeja
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		(340,019)	(341,000)
Refineria de Barrancabermeja | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		$ 340,019	676,334
Refineria de Barrancabermeja | Recoverable amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			$ 335,334